Label	Element	Value
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $619.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Pacer Swan SOS Moderate (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.30%
Pacer Swan SOS Moderate (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)
Pacer Swan SOS Moderate (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%